Pension Liabilities, Net (Schedule of expected benefit payments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Liability, Defined Benefit Plan [Abstract]
2024	$ 144
2025	136
2026	141
2027	168
2028 and thereafter	1,534
Expected benefit payments, total	$ 2,123